Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	£ 5,218	£ 23
Cash Flows	(5,501)	5,237
Foreign Exchange	287	(42)
Ending	4	5,218
Non-current liabilities, borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	5,207
Cash Flows	(5,494)	5,249
Foreign Exchange	287	(42)
Ending		5,207
Current liabilities, borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	11	23
Cash Flows	(7)	(12)
Foreign Exchange
Ending	£ 4	£ 11